Goodwill and Acquired Intangibles - Schedule of Goodwill by Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,057,000,000	$ 8,068,000,000
Goodwill adjustments	6,000,000	(11,000,000)
Goodwill, ending balance	8,093,000,000	8,057,000,000
Operating Segments
Goodwill [Roll Forward]
Acquisitions	30
Commercial Airplanes
Goodwill [Roll Forward]
Goodwill, beginning balance	1,316,000,000	1,316,000,000
Goodwill adjustments
Goodwill, ending balance	1,319,000,000	1,316,000,000
Commercial Airplanes | Operating Segments
Goodwill [Roll Forward]
Acquisitions	3,000,000
Defense, Space & Security
Goodwill [Roll Forward]
Goodwill, beginning balance	3,224,000,000	3,224,000,000
Goodwill adjustments
Goodwill, ending balance	3,235,000,000	3,224,000,000
Defense, Space & Security | Operating Segments
Goodwill [Roll Forward]
Acquisitions	11,000,000
Global Services
Goodwill [Roll Forward]
Goodwill, beginning balance	3,432,000,000	3,443,000,000
Goodwill adjustments	6,000,000	(11,000,000)
Goodwill, ending balance	3,454,000,000	3,432,000,000
Global Services | Operating Segments
Goodwill [Roll Forward]
Acquisitions	16,000,000
Other
Goodwill [Roll Forward]
Goodwill, beginning balance	85,000,000	85,000,000
Goodwill adjustments
Goodwill, ending balance	85,000,000	$ 85,000,000
Other | Operating Segments
Goodwill [Roll Forward]
Acquisitions